Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information

NOTE 16. — SEGMENT INFORMATION

The Company’s current operations are based in Nigeria, Kenya and The Gambia. Management reviews and evaluates the operations of each geographic segment separately. Segments include exploration for and production of hydrocarbons where commercial reserves have been found and developed. Revenues and expenditures are recognized at the relevant geographical location. The Company evaluates each segment based on operating income (loss).

The Company did not previously report separate segment information because management reviewed and evaluated the operations of the Company as a whole. However pursuant to the Allied Transaction and the significant exploration activities undertaken in several of our subsidiaries, management began to evaluate the operations of each geographic segment separately.

Segment activity are as follows (in thousands):

	Nigeria	Kenya	The Gambia	Corporate and Other	Total
For the Year Ended December 31,
2013
Revenues	$63,736	$-	$-	$-	$63,736
Operating loss	$(23,705)	$(3,404)	$(1,070)	$(15,348)	$(43,527)

2012
Revenues	$74,667	$-	$-	$-	$74,667
Operating loss	$(18,497)	$(1,046)	$(498)	$(12,083)	$(32,124)

2011
Revenues	$37,922	$-	$-	$-	$37,922
Operating loss	$(7,870)	$-	$-	$(12,793)	$(20,663)

Total assets by segment are as follows (in thousands):

	Nigeria	Kenya	The Gambia	Corporate and Other	Total
Total Assets
As of December 31, 2013	$449,856	$1,484	$2,025	$859	$454,224
As of December 31, 2012	$371,744	$1,364	$2,168	$1,767	$377,043